Employee Retirement and Severance Benefits (Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Japan
Change in benefit obligations:
Projected benefit obligations at beginning of year	¥ 911,121	¥ 925,390
Service cost	30,194	30,604	¥ 30,903
Interest cost	4,815	4,064	5,074
Actuarial (gain) loss	2,935	(11,432)
Benefits paid	(39,390)	(36,646)
Plan amendments	(41)	(859)
Curtailments and settlements		0
Projected benefit obligations at end of year	909,634	911,121	925,390
Change in plan assets:
Fair value of plan assets at beginning of year	724,039	704,169
Actual return on plan assets	52,688	36,060
Employer contributions	11,652	13,360
Benefits paid	(31,636)	(29,550)
Settlements		0
Fair value of plan assets at end of year	756,743	724,039	704,169
Funded status at end of year	(152,891)	(187,082)
Foreign Plans
Change in benefit obligations:
Projected benefit obligations at beginning of year	477,337	439,624
Service cost	3,827	5,303	6,264
Interest cost	5,965	6,087	8,643
Plan participants' contributions	658	860
Actuarial (gain) loss	(21,133)	43,202
Benefits paid	(13,471)	(12,351)
Plan amendments	(10,617)	(1,463)
Curtailments and settlements	(682)	(6,004)
Foreign currency exchange rate changes	34,346	2,079
Projected benefit obligations at end of year	476,230	477,337	439,624
Change in plan assets:
Fair value of plan assets at beginning of year	321,713	294,829
Actual return on plan assets	24,024	23,912
Employer contributions	32,130	13,605
Plan participants' contributions	658	860
Benefits paid	(13,471)	(12,351)
Settlements	1,743	(805)
Foreign currency exchange rate changes	28,115	1,663
Fair value of plan assets at end of year	394,912	321,713	¥ 294,829
Funded status at end of year	¥ (81,318)	¥ (155,624)